Other Long-Term Assets	12 Months Ended
Aug. 31, 2022
Disclosure Of Other Long Term Assets [Abstract]
Other Long-Term Assets
8.	OTHER LONG-TERM ASSETS

	2022 $	2021 $

Equipment costs subject to a deferred revenue arrangement	28	49

Long-term Wireless handset receivables	76	45

Costs incurred to obtain or fulfill a contract with a customer (note 22)	37	33

Credit facility arrangement fees	2	3

Net pension assets (note 28)	34	–

Other	31	33

	208	163

Amortization provided in the accounts for 2022 amounted to $38 (2021 – $47) and was recorded as amortization of deferred equipment costs.